Related parties (Details 3) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Nov. 01, 2022
Right of use assets recognized	$ 1,401,041		$ 2,200,000
Dream Go Inc. [Member]
Right of use assets recognized	1,401,041	$ 1,552,242
Short term obligation under operating leases	(187,882)	(314,685)
Long term obligation under operating leases	$ (1,213,413)	$ (1,241,495)